Segment Financial Information (Notes)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Segment Financial Information

(18)	Segment Financial Information
We report financial results on the basis of two reportable segments: (1) North, Central and South America (collectively, the “Americas”); and (2) Europe, Middle East, Africa and Asia Pacific (collectively, “EMEA-APAC”). Both the Americas and EMEA-APAC segments are engaged in the distribution of laboratory and production supplies to customers in the pharmaceutical, biotechnology, medical device, chemical, technology, food processing, healthcare, mining and consumer products industries, as well as governmental agencies, universities and research institutes and environmental organizations, within their respective geographic regions.
Prior to January 1, 2014, we reported financial results on the basis of three reportable segments: Americas, Europe and Science Education. Effective January 1, 2014, we changed our reportable segments to align with our new basis of managing the business. Science Education no longer qualifies as a reportable segment because it has been fully integrated into our U.S. Lab and Distribution Services (“US Lab”) business. In addition, we realigned our operations throughout Asia Pacific under European leadership. We have recast all reportable segment financial data herein to conform to the current segment presentation.

(a)	Basis of Determining Segments
Our Company is comprised of three operating segments: (1) US Lab; (2) a collection of laboratory supply and other distribution businesses primarily operating North, Central and South America (collectively, “Emerging Businesses”); and (3) EMEA-APAC. Our operating segments are differentiated by geographic dispersion, which corresponds to the manner in which our chief operating decision maker evaluates performance. We present two reportable segments because we have aggregated US Lab and Emerging Businesses into the Americas reportable segment due to their high degree of economic similarity.
Corporate costs are managed centrally and attributed to the Americas segment.

(b)	Segment Financial Information
The following tables present selected financial information by reportable segment (in millions):

	Year Ended December 31,
	2013	2012	2011
Net sales:
Americas	$2,352.7	$2,400.9	$2,418.5
EMEA-APAC	1,835.1	1,728.5	1,742.6
Total	$4,187.8	$4,129.4	$4,161.1
Operating income (loss):
Americas	$115.8	$123.2	$130.7
EMEA-APAC	138.2	128.8	135.2
Total	$254.0	$252.0	$265.9
Capital expenditures:
Americas	$22.9	$38.6	$29.8
EMEA-APAC	22.4	13.2	12.7
Total	$45.3	$51.8	$42.5
Depreciation and amortization:
Americas	$75.1	$75.2	$69.0
EMEA-APAC	54.9	50.7	51.9
Total	$130.0	$125.9	$120.9

Inter-segment activity has been eliminated. Therefore, the revenues reported for each reportable segment are substantially all from external customers. The operating income of the Americas and EMEA-APAC reportable segments for the year ended December 31, 2013, includes $7.6 million and $24.9 million, respectively, in charges relating to the Program. See Note 7.
Total assets by reportable segment are as follows (in millions):

	December 31,
	2013	2012
Americas	$2,874.9	$2,997.2
EMEA-APAC	2,334.1	2,404.8
Total	$5,209.0	$5,402.0

Net sales, long-lived assets and total assets by geographic area are as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Net sales:
United States	$2,077.7	$2,117.5	$2,172.4
International	2,110.1	2,011.9	1,988.7
Total	$4,187.8	$4,129.4	$4,161.1

	December 31,
	2013	2012
Long-lived assets:
United States	$135.4	$130.6
International	112.2	103.5
Total	$247.6	$234.1
Total assets:
United States	$2,546.0	$2,661.4
International	2,663.0	2,740.6
Total	$5,209.0	$5,402.0